Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 373	kr 439
Accrued expenses	31,377	26,294
Derivative liabilities	3,337	1,794
Total	40,677	36,985
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	17,869	13,440
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	8,592	8,009
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	4,916	4,845
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 5,590	kr 8,458